ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Apr. 12, 2011 Combined Entities "Initial Fleet" [Member]	Dec. 31, 2013 Consolidation, Eliminations [Member]	Oct. 18, 2011 Dropdown Predecessor "Golar Freeze" [Member]	Jul. 19, 2012 Nusantara Regas Satu [Member]	Dec. 31, 2013 Maritime Equipment [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member] Vessels [Member]	Dec. 31, 2013 Minimum [Member] Deferred drydocking expenditure	Dec. 31, 2013 Minimum [Member] Assets Held under Capital Leases [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member] Vessels [Member]	Dec. 31, 2013 Maximum [Member] Deferred drydocking expenditure	Dec. 31, 2013 Maximum [Member] Assets Held under Capital Leases [Member]
Trading activity:
Business Acquisition, Percentage of Voting Interests Acquired	50.00%
Number of vessels partnership interest	4
Allocated administrative expenses		$ 1,365,000	$ 4,947,000
Allocated pension costs		220,000	805,000
Allocated net financial expenses (income)		(149,000)	(2,983,000)
Total allocated expenses		1,436,000	2,769,000
Other non-current assets eliminated					12,007,000	12,007,000	0	0
Other current liabilities eliminated					0	1,511,000	0	(1,511,000)
Other long-term liabilities eliminated					(26,863,000)	59,208,000	(24,810,000)	(7,535,000)
Details of Net Liabilities Eliminated [Abstract]					(14,856,000)	(48,712,000)	(24,810,000)	(9,046,000)
Number of vessels connected to loan facility				5
Number of defined benefit pension plans	2
Drydocking expense reimbursement period										2 years 0 months 0 days				5 years 0 months 0 days
Interest Costs Capitalized	0	1,800,000	1,900,000
Property, Plant and Equipment, Useful Life									11 years 0 months 0 days		40 years 0 months 0 days	2 years 0 months 0 days	40 years 0 months 0 days		55 years 0 months 0 days	5 years 0 months 0 days	50 years 0 months 0 days
Accumulated Other Comprehensive Loss:
Unrealized net loss on qualifying cash flow hedging instruments	$ (2,394,000)	$ (8,989,000)	$ (5,039,000)